Document And Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 29, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	Cushman & Wakefield plc
Entity Central Index Key	0001628369
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Public Float			$ 0.0
Entity Common Stock, Shares Outstanding		216,597,244